Consolidated Statements of Stockholders' Equity (Parenthetical) - USD ($)		12 Months Ended
	Sep. 15, 2016	Aug. 31, 2017
Statement of Stockholders' Equity [Abstract]
Stock issued during period value, new issue	$ 200,000	$ 200,000